Income Taxes Level 4 (Details) - Unrecognized Tax Benefits (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 80	$ 85
Additions based on tax positions related to the current year	8	2
Additions for tax positions of prior years	5	1
Reductions for tax positions of prior years	(2)	(1)
Settlements	0	(2)
Foreign currency translation	1	(5)
Balance at end of year	92	80	85
Unrecognized Tax Benefits, Period Increase (Decrease)	11
Income Tax Examination, Penalties Expense	(2)	0	1
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	25	27
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	92
Minimum [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Amount of Unrecognized Tax Benefits Expected to Be Recognized within the Next 12 Months	0
Maximum [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Amount of Unrecognized Tax Benefits Expected to Be Recognized within the Next 12 Months	$ 32